Investments (Details) - Schedule of amortized cost, unrealized gains and losses, and fair value $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Held-to-maturity investments
Amortized Cost	$ 237,851
Unrealized Gains
Gross Unrealized Losses	(79)
Fair Value	237,772
Treasury securities [Member]
Held-to-maturity investments
Amortized Cost	149,996
Unrealized Gains
Gross Unrealized Losses	(1)
Fair Value	149,995
Commercial Paper [Member]
Held-to-maturity investments
Amortized Cost	37,963
Unrealized Gains
Gross Unrealized Losses	(15)
Fair Value	37,948
Corporate bonds and notes [Member]
Held-to-maturity investments
Amortized Cost	49,892
Unrealized Gains
Gross Unrealized Losses	(63)
Fair Value	$ 49,829